SUBSEQUENT EVENTS (Details Narrative 2) - USD ($)											1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 07, 2016	May 18, 2016	Apr. 13, 2016	Mar. 15, 2016	Feb. 01, 2016	Dec. 02, 2015	Oct. 26, 2015	Oct. 12, 2015	Jan. 09, 2014	Oct. 08, 2013	Feb. 29, 2016	Feb. 15, 2016	Jan. 26, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Issuance of shares for services						$ 43,411	$ 25,803	$ 22,586	$ 89,734					$ 136,000		$ 94,000	$ 641,000	$ 1,480,000	$ 1,574,000	$ 3,220,000	$ 758,000
Issuance of shares for services (shares)	143,000		875,000	85,000	540,000	625,000	690,000	375,000	345,132	88,496					8,035,000
Gross proceeds from subscription agreement														$ 145,000
Exercise price		$ 0.058											$ 0.10		$ 0.1400			$ 0.1400	$ 0.1400
Warrant exercise term		1 year 6 months
Subsequent Event [Member]
Issuance of shares for services													$ 20,000
Issuance of shares for services (shares)													1,000,000
Value of common stock in offering												$ 1,925,000
Gross proceeds from subscription agreement												$ 1,925,000
Number of shares called by warrant												17,500,000
Exercise price												$ 0.10
Stock shares subscribed												35,000,000
Share price (per shares)												$ 0.055
Warrant exercise term												5 years
Securities sold in offering (percent)												50.00%
Subsequent Event [Member] | Maxim Group LLC [Member]
Commision rate (percent)											7.00%
Securities sold in offering (percent)											8.00%
Exercise price of warrants (percent)											110.00%